Intangible assets (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of detailed information about intangible assets [abstract]
Schedule of intangible assets
The estimated useful lives for current and comparative periods are as follows:

– Website and mobile apps	2 years
– Trademark and technology	10 - 20 years
– Products development cost	3 years
– Computer software	3 years
– Customer relationship	10 years

	Website and mobile apps	Trademark and technology	Computer software	Customer relationship	Total
Cost:
At January 1, 2023	$1,213	$34,088	$1,665	$800	$37,766
Additions	30	—	537	—	567
Written off	(171)	—	(614)	—	(785)
Exchange differences	1	(1)	(6)	—	(6)
At December 31, 2023 and January 1, 2024	1,073	34,087	1,582	800	37,542
Additions	—	—	59	—	59
Additions from acquisition (note 34(B)(III))	—	—	3	—	3
Disposals	—	—	(2)	—	(2)
Written off	—	—	(162)	—	(162)
Exchange differences	6	1	(7)	—	—
At December 31, 2024	$1,079	$34,088	$1,473	$800	$37,440
Accumulated amortization:
At January 1, 2023	$1,152	$21,142	$686	$—	$22,980
Charge for the year	54	1,333	447	80	1,914
Written off	(171)	—	(614)	—	(785)
Exchange differences	1	—	7	—	8
At December 31, 2023 and January 1, 2024	1,036	22,475	526	80	24,117
Charge for the year	34	1,292	507	80	1,913
Eliminated on disposal	—	—	(2)	—	(2)
Written off	—	—	(162)	—	(162)
Exchange differences	6	1	(7)	—	—
At December 31, 2024	$1,076	$23,768	$862	$160	$25,866
Carrying amounts:
At January 1, 2023	$61	$12,946	$979	$800	$14,786
At December 31, 2023	$37	$11,612	$1,056	$720	$13,425
At December 31, 2024	$3	$10,320	$611	$640	$11,574